Share-Based Payments - Summary of Omnibus stock plan (Details)	12 Months Ended
Dec. 31, 2021 yr shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested restricted shares as of December 31,2020 (Number of shares) | shares	0
Granted (Number of shares) | shares	0
Unvested restricted shares as of December 31, 2021 (Number of shares) | shares	1,353,740
Unvested restricted shares as of December 31, 2020 (Weighted average grant date)	$ 0
Granted (Weighted average grant date)	23.45
Unvested restricted shares as of December 31, 2021 (Weighted average grant date)	$ 23.45
Omnibus Stock Plan [Member] | Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested restricted shares as of December 31,2020 (Number of shares) | yr	0
Granted (Number of shares) | yr	1,302,599
Unvested restricted shares as of December 31, 2021 (Number of shares) | yr	1,302,599
Unvested restricted shares as of December 31, 2020 (Weighted average grant date)	$ 0
Granted (Weighted average grant date)	17.34
Unvested restricted shares as of December 31, 2021 (Weighted average grant date)	$ 17.34
Omnibus Stock Plan [Member] | Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of December 31, 2020 (Number of options) | yr	0
Issued (Number of shares) | yr	33,513
Outstanding as of December 31, 2021 (Number of options) | yr	33,513
Exercisable as of December 31, 2021 (Number of shares) | yr	0
Unvested as of December 31, 2021 (Number of shares) | shares	33,513
Outstanding as of December 31, 2020 (Weighted average exercise price)	$ 0
Granted (Weighted average exercise price)	27.00
Outstanding as of December 31, 2021 (Weighted average exercise price)	$ 27.00